Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

(DKK million)	2024	2023

Raw materials	4	14
Work in progress	-	-
Finished goods	79	59
Total inventories (gross) at December 31	83	73

Allowances at year end	(21)	(16)

Total inventories (net) at December 31	62	57

Parent Company | Reportable Legal Entities
Inventories
Schedule of inventories

(DKK million)	2024	2023

Raw materials	4	14
Work in progress	-	-
Finished goods	6	19
Total inventories (gross) at December 31	10	33

Allowances at year end	-	(2)

Total inventories (net) at December 31	10	31